Results From Financial Transactions - Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ 33,188	€ (11,326)	€ 20,524
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	4,591	(2,318)	2,372
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	863	(421)	166
Unconsolidated investment funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	26,450	(8,158)	17,720
Derivatives [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ 1,284	€ (429)	€ 265